Suppliers and contractors (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Third parties	$ 5,169	$ 4,004
Related parties	285	230
Total	$ 5,454	$ 4,234